Entity Wide Information and Disagregated Revenues (Details) - Schedule of Operating Lease Right of Use Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets	$ 403	$ 726
Israel [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets		260
North America [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Operating Lease Right of Use Assets [Line Items]
Operating lease right of use assets		$ 466